Convertible unsecured senior notes - Summary of deferred tax related to equity component of convertible notes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Convertible senior notes [line items]
Accretion expense	$ 179	$ 165
Convertible unsecured senior notes as at November 30, 2020	52,403	50,741
Liability component
Convertible senior notes [line items]
Proceeds allocated to liability component		51,122
Transaction costs related to the equity component		(2,517)
As at June 19, 2018 (date of issuance)		48,605
Accretion expense	1,662	628
Convertible unsecured senior notes as at November 30, 2020	$ 52,403	$ 50,741